Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Jun. 30, 2019 USD ($)
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 1,850,842
Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,095,500
Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	160,016
Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,526
Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	132,250
Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
Not later than 1 year [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	24,303
Not later than 1 year [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	23,147
Not later than 1 year [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	406
Not later than 1 year [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	750
2023 - 2024 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,137,544
2023 - 2024 [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,095,500
2023 - 2024 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	39,922
2023 - 2024 [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,122
2023 - 2024 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,000
2020 - 2022 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	103,211
2020 - 2022 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	96,947
2020 - 2022 [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,764
2020 - 2022 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,500
After 2024 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	234
After 2024 [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	234
Sub-Total [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,265,292
Sub-Total [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,095,500
Sub-Total [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	160,016
Sub-Total [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,526
Sub-Total [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	6,250
No scheduled due date [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	585,550
No scheduled due date [member] | Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
No scheduled due date [member] | Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
No scheduled due date [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
No scheduled due date [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
No scheduled due date [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 58,000